INVESTMENT PROPERTIES - Impact on Fair Value from Assumption Changes (Details) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
Property
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	0.25%
Impact of +25bps DR | Property
Disclosure of fair value measurement of assets [line items]
Total	$ 1,377
Impact of +25bps TCR | Property
Disclosure of fair value measurement of assets [line items]
Total	2,550
Impact of +25bps DR and +25bps TCR or +25bps ICR | Property
Disclosure of fair value measurement of assets [line items]
Total	4,082
Core Office | Impact of +25bps DR
Disclosure of fair value measurement of assets [line items]
Total	432
Core Office | Impact of +25bps TCR
Disclosure of fair value measurement of assets [line items]
Total	663
Core Office | Impact of +25bps DR and +25bps TCR or +25bps ICR
Disclosure of fair value measurement of assets [line items]
Total	1,079
Core Retail | Impact of +25bps DR
Disclosure of fair value measurement of assets [line items]
Total	388
Core Retail | Impact of +25bps TCR
Disclosure of fair value measurement of assets [line items]
Total	648
Core Retail | Impact of +25bps DR and +25bps TCR or +25bps ICR
Disclosure of fair value measurement of assets [line items]
Total	1,021
LP Investments - Office | Impact of +25bps DR
Disclosure of fair value measurement of assets [line items]
Total	557
LP Investments - Office | Impact of +25bps TCR
Disclosure of fair value measurement of assets [line items]
Total	1,239
LP Investments - Office | Impact of +25bps DR and +25bps TCR or +25bps ICR
Disclosure of fair value measurement of assets [line items]
Total	$ 1,982